UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 218-0077

Date of fiscal year end:

6/30

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

Rogé Partners Fund

 Annual Report   June 30, 2012

Investment Advisor

R.W. Rogé & Company, Inc.

630 Johnson Avenue, Suite 103

Bohemia, NY 11716

1-888-800-ROGÉ

Rogé Partners Fund SHAREHOLDER LETTER June 30, 2012

Dear Shareholders,

Annual Review

The Roge Partners Fund returned -3.92% over the past year which trailed the benchmark S&P 5001 which returned 5.45%. The reason of this underperformance is twofold.  First, we maintained our position in international and small-cap stocks too long. While we typically run the Fund with broad asset class and sector exposure we did identify large-cap domestic stocks as attractive a year ago, but we were slow to implement these changes. Second, we felt current stock valuations and the macroeconomic picture didn’t warrant us being fully invested in equities during this period given the global recessionary risks associated with a collapse of the Europiean economy. Therefore, we remained cautious  and continued to maintain exposure to lower risk balanced funds and asset allocation funds which invested in lower returning, lower volatility strategies.

Strategy

We have made a shift to owning more individual stocks since the beginning of 2012 in an effort to better control the asset allocation of the Fund and reduce expenses. Since asset allocation, and not stock selection, drives the majority of the return of any portfolio, we felt it best to pursue this strategy.

With the bulk of the portfolio we have attempted to honed-in on high-quality, dividend growing, stocks which we believe will hold up well regardless of the economic backdrop. These companies are typically household names in the consumer staple and healthcare sectors.

We own a basket of undervalued, high margin technology and medical device companies. While these stocks are a smaller portion of the portfolio, they deserve mention since we feel they present interesting valuation anomalies and represent potential buyout candidates for larger companies.

On the fixed-income side of the portfolio, we own some underappreciated corporate bonds which may provide strong yields and for diversification, long-dated U.S. Treasuries and shorter duration Agency bonds.

We’ve also found some value in bank preferred stocks trading below par value. Bank stocks will no longer be able to use these preferred stocks in their Tier 1 capital ratios and subsequently may call in these preferred stocks at par. Many of these yield 5-7% and we have the free call option if they are called in at a higher price than they are currently trading.

1 The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large‐cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Rogé Partners Fund SHAREHOLDER LETTER (Continued) June 30, 2012

Outlook

While we had our challenges over the past year, our new strategy focused on individual stocks vs. mutual funds seems to be working well over the past couple of months and we are encouraged by some leading indicators are beginning to deteriorate.

Europe has currently entered a recession and we continue to monitor the events coming out of the region. They remain in a precarious situation with multiple governments and unique and separate agendas attempting to control one unified monetary policy. Full European integration seems to be the only long-term solution. However, it remains to be seen if this will transpire.

We appreciate your confidence and look forward to our next communication with our shareholders. We are working hard to seek reasonable risk-adjusted returns in these volatile markets.

Best Regards,

Ronald W. Rogé, MS, CFP®

Steven M. Rogé, CMFC®

Chairman & CEO

Portfolio Manager

Rogé Partners Fund
PORTFOLIO REVIEW
June 30, 2012

The Fund's performance figures* for the year ending June 30, 2012, compared to its benchmarks:

					Inception** -
	Six	One	Five	Inception** -	June 30, 2012
	Months	Year	Year	June 30, 2012	(Cumulative Return)
The Rogé Partners Fund	5.15%	-3.92%	-4.90%	2.68%	22.72%
S&P 500 Index	9.49%	5.45%	0.22%	4.57%	41.33%
MSCI World Index	5.91%	-4.98%	-2.96%	4.08%	36.31%

Comparison of the Change in Value of a $10,000 Investment

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until June 30, 2013, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 3.19%. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGE.

The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

** Inception date is October 1, 2004.

The Fund's Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Limited Partnerships	9.69%
Growth Equity Mutual Funds	6.85%
Value Equity Mutual Funds	6.13%
International Mutual Funds	6.03%
Software	4.98%
Beverages	3.94%
Aerospace/Defense	3.94%
Agriculture	3.85%
Food	3.82%
U.S. Government & Agencies	3.61%
Other/Cash & Equivalents	47.16%
100.00%

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS
	June 30, 2012

	Shares	Security		Value

		EQUITY MUTUAL FUNDS (RIC's) - 21.37%
		Asset Allocation - 1.04%
	2,582	FPA Crescent Fund		$ 71,589
	7,055	Intrepid Capital Fund		78,448
	28	Oakmark Equity & Income Fund		783
				150,820
		Blend - 1.32%
	9,368	Matthew 25 Fund		191,387

		Growth - 6.85%
	704	Baron Small Cap Fund +		17,718
	10,409	RiverPark/Wedgewood Fund +		133,343
	111	Sequoia Fund, Inc. +		16,948
	48,216	Tilson Dividend Fund		655,733
	10,326	Vanguard Dividend Growth Fund		167,377
				991,119
		International - 6.03%
	8	Artisan International Small Cap Fund		142
	1,019	Artisan International Value Fund, Investor Shares		26,979
	20,300	Boyd Group Income Fund		271,768
	44,546	Templeton Global Bond Fund		570,638
	93	Tweedy Browne Global Value Fund		2,185
				871,712
		Value - 6.13%
	9,684	AKRE Focus Fund		144,687
	95	Artisan Small Cap Value Fund		1,457
	3,115	First Eagle Global Fund		148,051
	4,939	GoodHaven Fund		107,875
	10,322	IVA Worldwide Fund		160,611
	16,017	Robeco Boston Partners Long/Short Research Fund +		182,596
	235	Walthausen Small Cap Value Fund +		3,909
	5,516	Westport Fund +		137,250
				886,436
		TOTAL EQUITY MUTUAL FUNDS
		(Cost $2,716,309)		3,091,474

The accompanying notes are an integral part of these financial statements.
	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2012

	Shares	Security		Value

		EXCHANGE TRADED FUND (ETF) - 1.02%
		Commodity - 1.02%
	9,500	iShares Gold Trust +
		(Cost $151,348)		$ 147,820

		COMMON STOCKS - 56.30%
		Aerospace/Defense - 3.94%
	4,400	Northrop Grumman Corp.		280,676
	5,100	Raytheon Co.		288,609
				569,285
		Agriculture - 3.85%
	2,100	Lorillard, Inc.		277,095
	3,200	Philip Morris International, Inc.		279,232
				556,327
		Banks - 3.33%
	2,700	Bank of the Ozarks, Inc.		81,216
	1,400	Cullen/Frost Bankers, Inc.		80,486
	3,000	Lakeland Financial Corp.		80,490
	3,500	Southside Bancshares, Inc.		78,680
	2,400	Wells Fargo & Co.		80,256
	1,700	Westamerica Bancorp.		80,223
				481,351
		Beverages - 3.94%
	3,600	The Coca Cola Co.		281,484
	2,800	Diageo PLC		288,596
				570,080
		Chemicals - 1.58%
	14,500	Kronos Worldwide, Inc.		228,955

		Computers - 1.92%
	475	Apple, Inc. +		277,400

		Cosmetics/Personal Care - 1.94%
	2,700	Colgate-Palmolive Co.		281,070

		Diversified Holding Companies - 1.13%
	10,000	MicroFinancial, Inc.		81,000
	1,300	T Rowe Price Group, Inc.		81,848
				162,848
The accompanying notes are an integral part of these financial statements.
	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2012

	Shares	Security		Value

		Electric - 0.53%
	1,700	PG&E Corp.		$ 76,959

		Food - 3.82%
	4,600	Nestle SA		274,804
	9,300	Sysco Corp.		277,233
				552,037
		Healthcare-Products - 2.66%
	5,100	Baxter International, Inc.		271,065
	10,000	Spectranetics Corp. +		114,200
				385,265
		Insurance - 2.18%
	2,200	Berkshire Hathaway, Inc., Class B +		183,326
	300	Markel Corp. +		132,510
				315,836
		Internet - 0.83%
	37,700	Support.com, Inc. +		120,263

		Media - 0.64%
	2,900	Comcast Corp.		92,713

		Miscellaneous Manufacturing - 1.92%
	3,100	3M Co.		277,760

		Oil & Gas - 3.79%
	2,600	Chevron Corp.		274,300
	3,200	Exxon Mobil Corp.		273,824
				548,124
		Oil & Gas Services - 2.06%
	25,100	RPC, Inc.		298,439

		Pharmaceuticals - 1.87%
	4,000	Johnson & Johnson		270,240

		Real Estate - 0.54%
	1,700	WP Carey & Co., LLC		78,251

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2012

	Shares	Security		Value

		REITS - 1.37%
	6,000	Apollo Residential Mortgage, Inc.		$ 115,680
	1,300	Ventas, Inc.		82,056
				197,736
		Retail - 1.84%
	3,000	McDonald's Corp.		265,590

		Savings & Loans - 0.55%
	4,000	Bofl Holding, Inc. +		79,040

		Semiconductors - 1.84%
	10,000	Intel Corp.		266,500

		Software - 4.98%
	13,300	Accelrys, Inc. +		107,597
	4,700	Aspen Technology, Inc. +		108,805
	12,200	Guidance Software, Inc. +		116,022
	9,000	Microsoft Corp.		275,310
	2,800	Tyler Technologies, Inc. +		112,980
				720,714
		Telecommunications - 3.25%
	2,500	AT&T, Inc.		89,150
	13,000	Alliance Fiber Optic Products, Inc. +		116,220
	2,100	CenturyLink, Inc.		82,929
	29,400	Extreme Networks +		101,136
	1,800	Verizon Communications, Inc.		79,992
				469,427
		TOTAL COMMON STOCKS
		(Cost $7,795,386)		8,142,210

		PREFERRED STOCK- 1.05%
		Banks - 0.71%
	2,000	BAC Capital Trust III, 7.00%, 8/15/2032		50,500
	2,150	GMAC Capital Trust I, 8.125%, 2/15/2040		51,708
				102,208
		Diversified Financial Services - 0.34%
	2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual		49,860

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2012

	Shares	Security		Value

		TOTAL PREFERRED STOCKS
		(Cost $150,324)		$ 152,068

	Principal	CORPORATE BONDS - 6.47%
		Banks - 1.38%
	$ 115,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020		117,924
	75,000	Regions Financial Corp., 7.75%, 11/10/2014		81,281
				199,205
		Diversified Financial Services - 0.53%
	75,000	Jefferies Group, Inc., 5.50%, 3/15/2016		76,799

		Diversified Holding Company - 0.86%
	110,000	Leucadia National Corp., 8.125%, 9/15/2015		123,750

		Entertainment - 0.08%
	10,000	Speedway Motorsports, Inc., 8.75%, 6/1/2016		10,900

		Internet - 0.62%
	14,000	Equinix, Inc., 8.125%, 3/1/2018		15,488
	70,000	Netflix, Inc., 8.50%, 11/15/2017		73,850
				89,338
		Mining - 0.38%
	50,000	Vulcan Materials Co., 7.50%, 6/15/2021		54,625

		Retail - 2.62%
	110,000	Gap, Inc. (The), 5.95%, 4/12/2021		113,988
	205,000	JC Penney Corp, Inc., 5.65%, 6/1/2020		176,044
	100,000	Sears Holdings Corp., 6.625%, 10/15/2018		88,625
				378,657
		TOTAL CORPORATE BONDS
		(Cost $957,461)		933,274

		U.S. GOVERNMENT & AGENCIES - 3.61%
		U.S. Government & Agencies - 3.61%
	47,000	Fannie Mae CMO 2002-33 Class MM, 6.25%, 6/25/2032		50,422
	50,000	Fannie Mae CMO 2005-44 Class PE, 5.00%, 7/25/2033		52,408
	140,000	United States Treasury Inflation Indexed Bonds,
		2.50%, 1/15/2029		208,559
	200,000	United States Treasury Strip, 0.00%, 8/15/2022		166,455
	100,000	United States Treasury Strip, 0.00%, 8/15/2040		43,660
		TOTAL U.S. GOVERNMENT & AGENCIES
		(Cost $513,109)		521,504
The accompanying notes are an integral part of these financial statements.
	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2012

	Principal	Security		Value

		MUNICIPAL BONDS - NON-TAXABLE- 0.48%
	45,000	Florida State Department of Environmental
		Protection, 5.456%, 7/1/2019		$ 52,384
	25,000	Virginia Tobacco Settlement Financing Corp., 5.00%, 6/1/2047		16,708
		TOTAL MUNICIPAL BONDS - NON-TAXABLE
		(Cost $67,378)		69,092

	Shares	LIMITED PARTNERSHIP - 9.69%
	740,876	Armor Capital Partners LP + ++ (a)
		(Cost $950,000)		1,401,659

		TOTAL INVESTMENTS
		(Cost $13,301,315)(b)	99.99%	$ 14,459,101
		Other assets in excess of liabilities	0.01%	3,336

		TOTAL NET ASSETS	100.00%	$ 14,462,437

	RIC - Regulated Investment Company
	ETF - Exchange Traded Fund
+	Non-income producing securities.
++	Restricted securities. The aggregate value of such securities is 9.69% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(a)

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 9.69% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(b)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $13,738,417 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$824,941
			Unrealized depreciation:	(104,257)
			Net unrealized appreciation:	$720,684

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012

Assets:
Investments in securities, at value (Cost $13,301,315)	$ 14,459,101
Receivable for securities sold	1,584,073
Dividends and interest receivable	32,358
Prepaid expenses and other assets	15,451
Total Assets	16,090,983

Liabilities:
Investment advisory fees payable	7,695
Payable for investments purchased	1,506,059
Due to custodian	77,317
Fees payable to other affiliates	6,920
Accrued expenses and other liabilities	30,555
Total Liabilities	1,628,546

Net Assets	$ 14,462,437

Net Assets Consist Of:
Paid in capital	$ 15,022,070
Accumulated net investment loss	(105,750)
Accumulated net realized loss from security transactions and foreign currency transactions	(1,611,664)
Net unrealized appreciation of investments and foreign currency transactions	1,157,781

Net Assets	$ 14,462,437

Shares outstanding (unlimited number of shares authorized without par value)	1,311,541

Net asset value (net assets ÷ shares outstanding), offering price	$ 11.03

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2012

Investment Income:
Dividends	$ 267,218
Interest	21,693
Less: Foreign tax withheld	(4,287)
Total investment income	284,624

Expenses:
Advisory fees	137,253
Administration fees	30,073
Fund accounting fees	26,319
Transfer agent fees	22,067
Audit fees	20,948
Registration fees	18,052
Legal fees	15,045
Insurance expense	14,154
Custody fees	13,080
Non 12b-1 shareholder servicing fees	11,256
Printing expense	8,011
Trustees' fees	150
Other expenses	1,006
Total expenses	317,414

Less:
Advisory fees waived	(44,306)
Net expenses	273,108

Net Investment Income	11,516

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from security transactions	1,607,175
Realized gain from distributions received from underlying investment companies	74,237
Net change in unrealized depreciation of investments and foreign currency transactions	(2,130,819)

Net Realized and Unrealized Gain (Loss) on Investments	(449,407)

Net Decrease in Net Assets Resulting from Operations	$ (437,891)

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2012	June 30, 2011
From Operations:
Net investment income (loss)	$ 11,516	$ (110,494)
Net realized gain from security transactions	1,607,175	977,905
Net realized gain from foreign curreny transactions	-	17
Distributions received from underlying investment companies	74,237	65,685
Net change in unrealized appreciation (depreciation) of investments	(2,130,819)	1,702,672

Net increase (decrease) in net assets resulting from operations	(437,891)	2,635,785

From Capital Share Transactions:
Subscriptions of fund shares	2,722,884	1,605,374
Redemptions of fund shares	(1,611,395)	(1,444,130)
Net increase in net assets from capital shares transactions	1,111,489	161,244

Net Increase in Net Assets	673,598	2,797,029

Net Assets:
Beginning of Year	13,788,839	10,991,810
End of Year*	$ 14,462,437	$ 13,788,839
* Includes accumulated net investment loss of:	$ (105,750)	$ (107,276)

Capital Share Transactions:
Shares sold	261,482	152,902
Shares redeemed	(151,326)	(131,921)
	110,156	20,981

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2012	2011	2010	2009		2008
Net Asset Value, Beginning of Year	$ 11.48	$ 9.31	$ 8.00	$ 12.16		$ 15.24
Income From Investment Operations:
Net investment income (loss) (1)	0.01	(0.09)	(0.08)	(0.06)		(0.05)
Net realized and unrealized gain (loss)	(0.46)	2.26	1.41	(4.09)		(2.06)
Total from investment operations	(0.45)	2.17	1.33	(4.15)		(2.11)

Paid-In Capital from Redemption Fees	-	-	-	-		-	(2)

Less Distributions:
From net investment income	-	-	-	-		-
In excess of net investment income	-	-	(0.02)	(0.00)	(2)	(0.05)
From net realized gains	-	-	-	-		(0.92)
In excess of net realized gains	-	-	-	(0.01)		-
Total distributions	-	-	(0.02)	(0.01)		(0.97)

Net Asset Value, End of Year	$ 11.03	$ 11.48	$ 9.31	$ 8.00		$ 12.16

Total Return (3)	(3.92)%	23.31%	16.63%	(34.11)%		(14.57)%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 14,462	$ 13,789	$ 10,992	$ 9,719		$ 14,673
Ratio of expenses to average net assets,
before waiver/reimbursement (4)	2.31%	2.20%	2.46%	2.67%		2.34%
Ratio of expenses to average net assets,
after waiver/reimbursement (4)	1.99%	1.99%	1.99%	1.99%		1.99%
Ratio of net investment income (loss)
to average net assets, after waiver/
reimbursement (5)	0.08%	(0.84)%	(0.81)%	(0.65)%		(0.36)%
Portfolio Turnover Rate	237%	46%	43%	149%		59%

(1) Per share amounts calculated using the average shares method.
(2) Per share amount represents less than $0.01 per share.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.  Management has evaluated subsequent events through the date the financial statements were issued.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   Shares of underlying mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).  The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board.

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of June 30, 2012, the Fund held two securities for which market quotations were not readily available.   The market value of these securities represented 8.37% of its net assets.

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$ 3,091,474	$ -	$ -	$ 3,091,474
Exchange Traded Funds	147,820	-	-	147,820
Common Stocks	8,142,210	-	-	8,142,210
Preferred Stocks	152,068	-	-	152,068
Corporate Bonds	-	933,274	-	933,274
U.S. Government & Agences	-	521,504	-	521,504
Municipal Bonds - Non-Taxable	-	69,092	-	69,092
Limited Partnerships	-	-	1,401,659	1,401,659
Total	$ 11,533,572	$ 1,523,870	$ 1,401,659	$ 14,459,101

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Limited Partnerships	Total
Beginning balance	$ 1,176,433	$ 1,176,433
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(24,774)	(24,774)
Return of Capital	-	-
Cost of purchases	250,000	250,000
Proceeds from sales	-	-
Accrued interest	-	-
Net transfers in/out of level 3	-	-
Ending balance	$ 1,401,659	$ 1,401,659

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2012 includes:
	$ (24,774)	$ (24,774)

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2013, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase performance.  For the year ended June 30, 2012, the Advisor waived fees amounting to $44,306.  The Fund’s total expenses subject to recoupment are $124,702. As of June 30, 2012, the Advisor can recoup waived and reimbursed expenses of $52,928 until June 30, 2013, $27,468 until June 30, 2014 and $44,306 until June 30, 2015.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Gemcom, LLC (“Gemcom”) -  Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Northern Lights Distributors, LLC (“NLD”), an affiliate of GFS, is the Distributor of the Trust.

Note 4.  Investment Transactions

During the year ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $33,461,823 and $32,288,437, respectively.

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Note 5.  Tax Components of Capital

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 37,111	$ -	$ (1,317,423)	$ -	$ 720,679	$ (559,633)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnership and grantor trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At June 30, 2012, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through June 30, 2018 of $1,317,423.

Permanent book and tax differences primarily attributable to the reclassification of foreign exchange losses and partnership and grantor trust adjustments, resulted in reclassification for the period ended June 30, 2012 as follows: an increase in accumulated net investment loss of $9,990 and a decrease in accumulated net realized loss from security transactions of $9,990.

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2012, the Rogé Partners Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	12/30/2005	740,876	$950,000	$1,401,659	9.69%

Rogé Partners Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012

Note 7. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Note 8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Rogé Partners Funds

Bohemia, New York

We have audited the accompanying statement of assets and liabilities of the Rogé Partners Fund, a series of shares of the Rogé Partners Fund, including the schedule of investments, as of June 30, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.    These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rogé Partners Fund as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 29, 2012

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
June 30, 2012 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2012 through June 30, 2012.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Rogé Partners Fund	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Expenses Paid During Period** (1/1/12-6/30/12)
Actual	$1,000.00	$1,051.50	$10.15
Hypothetical (5% return before expenses)	1,000.00	1,014.97	9.97

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the days in the reporting period).

Rogé Partners Fund

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2012 (Unaudited)

RE APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of the Rogé Partners Funds (the “Trust”) approved the continuation of the Investment Advisory Agreement (the “Agreement”) for the Rogé Partners Fund (the “Fund”).  At the Meeting, Trust counsel (which is also independent counsel) reviewed and summarized the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports and the Statement of Additional Information. Counsel referred to the materials provided prior to the Meeting for the Independent Trustees consideration and discussed the same, including a questionnaire completed by the Adviser that provided important information about the Adviser.

In determining whether to continue the  Fund’s Agreement, Trust counsel advised the Independent Trustees to consider:  1) the investment performance of the Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the Fund; 4) the extent to which economies of scale will be realized as the Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Independent Trustees reviewed the Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the Fund's Code of Ethics. Next, the Independent Trustees reviewed the Adviser’s financial statements, Form ADV and the completed annual questionnaire provided by the Adviser.  The Independent Trustees noted the strong business experience and quality of personnel associated with the Adviser.

The Independent Trustees then reviewed the performance of the Fund as compared to several benchmark indices and as compared to other mutual funds for various periods ended March 31, 2012.  The Independent Trustees then discussed the Fund’s overall performance record.

The Independent Trustees then referred to the reports comparing the Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the Fund’s operating expenses at 1.99%.  Further discussion ensued and the Independent Trustees concluded that the advisory fees were competitive and reasonable for the services provided.  The Independent Trustees then discussed the fact that the Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund   groups.

The Independent Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the Fund.

The Independent Trustees met with Trust counsel in executive session to discuss their findings with respect to continuing the Agreement. The Independent Trustees discussed the nature and quality of the services provided to the Fund by the Adviser.  The Trustees commented that they generally were very pleased with the quality of service provided by the Adviser. The Independent Trustees further noted the Adviser’s clear commitment to compliance. With respect to the Fund’s expenses being relatively high, the Independent Trustees concluded that they are not unreasonable considering the current asset size of the Fund and the Fund’s performance.  The Independent Trustees

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2012 (Unaudited)

also noted the Adviser’s past contributions to the Fund to reduce expenses and the Adviser’s ongoing commitment to the Fund’s asset growth. Finally, the Independent Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.

Following the conclusion of the executive session, based upon the information provided, it was the Board’s, including all of the Independent Trustees’ consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and the renewal of the Agreement was in the best interest of the Fund’s shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2012 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served (1)	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé Age: 65	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	1
NON-INTERESTED TRUSTEES:
David H. Diesslin Age: 65	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980	1	5
Richard Sincere Age: 58	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith Age: 70	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé Age: 31	President; Co-Portfolio Manager	Since June 2004	Portfolio Manager - R.W. Rogé & Company, Inc. since 2003	1	None
Rosanne Rogé Age: 56	Secretary	Since June 2004	Managing Director - R.W. Rogé & Company, Inc. since 1995	1	None

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
June 30, 2012 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
PRINCIPAL EXECUTIVE OFFICERS: (Continued)
Susan J. Rogé Age: 31	Treasurer	Since June 2004	Paraplanner R.W. Rogé & Company, Inc. (2009 – Present); Chief Compliance Officer - R.W. Rogé & Company, Inc. (2003- 2009)	1	None
Jeffrey C. Roberto Age: 46	Chief Compliance Officer	Since August 2005	Portfolio Operations Manager – R.W. Rogé & Company, Inc. since March 2002; Chief Compliance Officer - R.W. Rogé & Company, Inc. (2009 – Present)	1	None
Kevin E. Wolf Age: 42	Assistant Treasurer	Since June 2006	Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2006 - Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 – 2006); Vice President, GemCom, LLC (2004 - Present)	1	None

(1)

Each trustee is elected to serve an indefinite term until his or successor, if any, is duly elected and qualified.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

PRIVACY NOTICE

Rev. 08/2011

FACTS	WHAT DOES ROGÉ PARTNERS FUNDS AND ITS INVESTMENT ADVISOR R.W. ROGÉ & COMPANY, INC. (“ROGÉ”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

account balances

•

account transactions

•

transaction history

•

wire transfer instructions

•

checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Rogé chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Rogé share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-800-ROGE or go to www.rogepartnersfunds.com

What we do
Who is providing this notice?	Rogé Partners Funds and its advisor R.W. Rogé & Company, Inc. A complete list is included below.
How does Rogé protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Rogé collect my personal information?

We collect your personal information, for example, when you

•

open an account

•

provide account information

•

give us your contact information

•

make a wire transfer

•

tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include: R.W. Rogé & company, Inc.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Rogé doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Rogé doesn’t jointly market.
List of entities providing this notice
Rogé Partners Funds R.W. Rogé & Company, Inc. Rogé Partners Fund

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2012 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Rogé Partners Fund

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David H. Diesslin is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/12

$15,000

N/A

FY 06/30/11

$15,000

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/12

$0

N/A

FYE 06/30/11

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/12

$2,900

N/A

FYE 06/30/11

$2,900

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/12

$0

N/A

FYE 06/30/11

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

N/A

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/2011

$2,900

N/A

FYE 06/30/2010

$2,800

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rogé Partners Funds

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/10/12

By (Signature and Title)

*

/s/

Susan J. Rogé

Susan J. Rogé, Treasurer

Date

9/10/12

* Print the name and title of each signing officer under his or her signature.